UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $91,525 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108     2602    60000 SH       Sole                     3675        0    56325
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     2365    84150 SH       Sole                     6175        0    77975
AT&T INC                       COM              00206R102     2498    89125 SH       Sole                     6450        0    82675
BAYTEX ENERGY TR               TRUST UNIT       073176109     3482   123045 SH       Sole                     6750        0   116295
BRISTOL MYERS SQUIBB CO        COM              110122108     3026   119852 SH       Sole                     6800        0   113052
CHEVRON CORP NEW               COM              166764100     2839    36881 SH       Sole                     2600        0    34281
CINCINNATI FINL CORP           COM              172062101     2666   101596 SH       Sole                     9975        0    91621
CONOCOPHILLIPS                 COM              20825C104     2725    53365 SH       Sole                     3450        0    49915
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2911    29581 SH       Sole                     2000        0    27581
DORCHESTER MINERALS LP         COM UNIT         25820R105     1293    60775 SH       Sole                     1050        0    59725
DU PONT E I DE NEMOURS & CO    COM              263534109     2780    82575 SH       Sole                     5850        0    76725
EATON CORP                     COM              278058102     2074    32600 SH       Sole                     3725        0    28875
ENCANA CORP                    COM              292505104     2292    70762 SH       Sole                     5175        0    65587
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     2684    59675 SH       Sole                     5775        0    53900
EXXON MOBIL CORP               COM              30231G102      828    12149 SH       Sole                        0        0    12149
GENUINE PARTS CO               COM              372460105     2796    73650 SH       Sole                     5875        0    67775
HEINZ H J CO                   COM              423074103     3011    70425 SH       Sole                     4425        0    66000
HUBBELL INC                    CL B             443510201     2470    52225 SH       Sole                     3900        0    48325
HUDSON CITY BANCORP            COM              443683107     2536   184700 SH       Sole                    18125        0   166575
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     2734   170050 SH       Sole                    12175        0   157875
INERGY L P                     UNIT LTD PTNR    456615103     2272    63675 SH       Sole                     4525        0    59150
JOHNSON & JOHNSON              COM              478160104      477     7413 SH       Sole                        0        0     7413
LINN ENERGY LLC                UNIT LTD LIAB    536020100      280    10050 SH       Sole                        0        0    10050
MDU RES GROUP INC              COM              552690109     1518    64325 SH       Sole                     4075        0    60250
MERCK & CO INC NEW             COM              58933Y105     3801   104030 SH       Sole                     7200        0    96830
MONMOUTH REAL ESTATE INVT CO   CL A             609720107     1322   177925 SH       Sole                     2450        0   175475
NATIONAL RETAIL PROPERTIES I   COM              637417106     2941   138582 SH       Sole                    10600        0   127982
NUSTAR ENERGY LP               UNIT COM         67058H102     2932    52275 SH       Sole                     4825        0    47450
PAYCHEX INC                    COM              704326107     2897    94550 SH       Sole                     8225        0    86325
PPG INDS INC                   COM              693506107     2425    41425 SH       Sole                     2775        0    38650
PRICE T ROWE GROUP INC         COM              74144t108      253     4750 SH       Sole                        0        0     4750
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     2892   167725 SH       Sole                    11000        0   156725
SONOCO PRODS CO                COM              835495102     2918    99775 SH       Sole                     9375        0    90400
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     3256    48675 SH       Sole                     3900        0    44775
SYSCO CORP                     COM              871829107     2672    95625 SH       Sole                     7775        0    87850
TERRA NITROGEN CO L P          COM UNIT         881005201     1679    16135 SH       Sole                     1850        0    14285
V F CORP                       COM              918204108     1102    15050 SH       Sole                     1800        0    13250
VERIZON COMMUNICATIONS INC     COM              92343V104     2629    79352 SH       Sole                     6150        0    73202
W P CAREY & CO LLC             COM              92930Y107     2647    95625 SH       Sole                     6500        0    89125